NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
NET LOSS PER SHARE
Net loss and comprehensive loss for the period	$ (8,012)	$ (4,677)	$ (12,229)	$ (8,033)	$ (20,286)	$ (9,778)
Weighted average number of common shares	9,957,725	6,358,266	9,957,725	6,358,266	6,762,985	4,944,184
Basic and diluted net loss per share (in dollars per share)	$ (0.81)	$ (0.73)	$ (1.23)	$ (1.26)	$ (3.00)	$ (1.98)